Segment Information - Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations (Detail) - Operating segments [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	₽ 228,067	₽ 221,947
Russia [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	225,755	219,504
Germany [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	1,225	1,532
Austria [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	677	637
Czech Republic [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	237	224
Other countries [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses and property, plant and equipment pertaining to major operations	₽ 173	₽ 50